FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Oct. 27, 2016 shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 833,811	¥ 5,425,024		¥ 11,287,789		¥ 2,452,359
Restricted cash	53,596	348,710		635,366		266,403
Short-term investment	803,000	5,224,559
Prepayments and other current assets	110,659	719,983		379,055
Amounts due from subsidiaries	1,522	9,900		5,400
Total current assets	1,902,440	12,377,846		13,186,038
TOTAL ASSETS	3,969,634	25,827,638		23,403,738
Other current liability	350,593	2,281,067		1,656,590
Other non-current liability	9,229	60,045
TOTAL LIABILITIES	674,164	4,386,321		3,652,991
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2016 and 2017; 525,306,440 Class A ordinary shares issued and 514,464,604 Class A ordinary shares outstanding as of December 31, 2016; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2016 and 2017)	72	471		471
Additional paid-in capital	2,455,463	15,975,979		15,940,206
Treasury shares, at cost	(140,573)	(914,611)
Retained earnings	1,025,063	6,669,370		3,509,707
Accumulated other comprehensive (loss)/gain	(45,478)	(295,896)		294,649
Total Equity	3,295,470	21,441,317		19,750,747		5,869,366	¥ 3,395,703
TOTAL LIABILITIES, AND EQUITY	$ 3,969,634	¥ 25,827,638		¥ 23,403,738
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000		10,000,000,000	10,000,000,000
Class A ordinary shares
Shareholders' equity:
Ordinary shares, share authorized					8,000,000,000
Ordinary shares, shares issued	525,306,440	525,306,440		525,306,440	453,206,440
Ordinary shares, shares outstanding	504,704,716	504,704,716		514,464,604	442,364,604
Class B ordinary shares
Shareholders' equity:
Ordinary shares, share authorized					1,000,000,000
Ordinary shares, shares issued	206,100,000	206,100,000		206,100,000	206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000		206,100,000	206,100,000
ZTO EXPRESS (CAYMAN) INC.
Current assets:
Cash and cash equivalents	$ 363,788	¥ 2,366,916		¥ 9,180,661		¥ 974,040
Restricted cash	24,000	156,151		333,264
Short-term investment	748,000	4,866,712
Prepayments and other current assets	6,291	40,929		3,755
Amounts due from subsidiaries	184,062	1,197,564		2,010,360
Total current assets	1,326,141	8,628,272		11,528,040
Investments in subsidiaries and VIE	1,986,388	12,924,039		8,216,993
TOTAL ASSETS	3,312,529	21,552,311		19,745,033
Other current liability	8,753	56,953
Other non-current liability	9,229	60,045
TOTAL LIABILITIES	17,982	116,998
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2016 and 2017; 525,306,440 Class A ordinary shares issued and 514,464,604 Class A ordinary shares outstanding as of December 31, 2016; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2016 and 2017)	72	471		471
Additional paid-in capital	2,455,463	15,975,979		15,940,206
Treasury shares, at cost	(140,573)	(914,611)
Retained earnings	1,025,063	6,669,370		3,509,707
Accumulated other comprehensive (loss)/gain	(45,478)	(295,896)		294,649
Total Equity	3,294,547	21,435,313		19,745,033
TOTAL LIABILITIES, AND EQUITY	$ 3,312,529	¥ 21,552,311		¥ 19,745,033
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000		10,000,000,000
ZTO EXPRESS (CAYMAN) INC. | Class A ordinary shares
Shareholders' equity:
Ordinary shares, shares issued	525,306,440	525,306,440		525,306,440
Ordinary shares, shares outstanding	504,704,716	504,704,716		514,464,604
ZTO EXPRESS (CAYMAN) INC. | Class B ordinary shares
Shareholders' equity:
Ordinary shares, shares issued	206,100,000	206,100,000		206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000		206,100,000